Fair Value of Financial Instruments - Gains (Losses) From Commodity Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Fair Value Disclosures [Abstract]
Net adjustments to fair value of commodity derivatives	$ 10,817	$ (41,263)	$ (15,376)